Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss.
Financial liabilities at fair value through profit or loss

9. Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss are sales of equity securities transacted to offset the market based gains and losses on equity positions held within capital provision assets as the underlying investment strategy is focused on earning an underlying litigation related return and not an outright position in a pure equity return. Proceeds from entering into sales of equity securities are held by brokers and are presented within due from brokers in the consolidated statement of financial position in addition to any margin held by the broker relating to the activity in buying and selling equities. While the positions are held to offset gains and losses on equity positions included within capital provision-indirect assets, the activity is required to be presented separately within liabilities in the consolidated statement of financial position. Gains and losses are included in the capital provision income in the consolidated statement of comprehensive income.

Amounts included in due to brokers relate to equity positions included in capital provision assets that have been purchased using available credit in the margin account with the respective broker.